LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - General information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Legal proceedings provision	$ 247,529	$ 241,774
Non legal related	902,732	671,076
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	111,616
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	24,433	67,765
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	32,381	34,252
Other proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	190,715	139,757
Other proceedings | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	163,157	107,484
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Non legal related	902,732	671,076
Miscellaneous other provisions [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Non legal related	272,428	230,095
Miscellaneous other provisions [member] | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	299,950	244,490
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Non legal related	89,043	83,184
Provision for credit commitments
Disclosure of other provisions [line items]
Non legal related	62,041	$ 67,393
Provision for recognition of additional costs
Disclosure of other provisions [line items]
Legal proceedings provision	$ 117,294